Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 16.3%
$ 38,972
Ally Auto Receivables Trust, Series 2022-3,
Class A2, 5.290%, 6/16/25 ..........
$ 38,947
13,262
AmeriCredit Automobile Receivables
Trust, Series 2019-3, Class C, 2.320%,
7/18/25 .......................
13,240
350,000
AmeriCredit Automobile Receivables
Trust, Series 2021-2, Class B, 0.690%,
1/19/27 .......................
338,099
16,018
ARI Fleet Lease Trust, Series 2021-A,
Class A2, 0.370%, 3/15/30(a) ........
15,985
475,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-3A, Class A, 2.360%,
3/20/26(a) .....................
460,311
121,086
Carmax Auto Owner Trust, Series 2022-4,
Class A2A, 5.340%, 12/15/25 .......
120,979
230,000
CarMax Auto Owner Trust, Series 2020-4,
Class A4, 0.630%, 6/15/26 ..........
221,423
29,780
Carvana Auto Receivables Trust, Series
2021-P2, Class A3, 0.490%, 3/10/26 ...
29,310
104,364
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/15/32(a) .....
103,647
192,564
Chesapeake Funding II, LLC, Series 2021-
1A, Class A1, 0.470%, 4/15/33(a) .....
188,461
159
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.579%,
6/25/37 .......................
158
14,939
Enterprise Fleet Financing, LLC, Series
2020-2, Class A2, 0.610%, 7/20/26(a) ..
14,886
106,620
Enterprise Fleet Financing, LLC, Series
2021-2, Class A2, 0.480%, 5/20/27(a) ..
104,353
227,974
Enterprise Fleet Financing, LLC, Series
2022-2, Class A2, 4.650%, 5/21/29(a) ..
226,430
325,000
GreatAmerica Leasing Receivables, Series
2023-1, Class A2, 5.350%, 2/16/26(a) ..
324,711
32,607
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A3,
0.340%, 8/15/24(a) ...............
32,467
550,000
Hertz Vehicle Financing, LLC, Series
2021-1A, Class A, 1.210%, 12/26/25(a)
530,918
270,000
OneMain Direct Auto Receivables Trust
2019-1, Series 2019-1A, Class A,
3.630%, 9/14/27(a) ...............
264,390
261,826
OneMain Direct Auto Receivables Trust
2021-1, Series 2021-1A, Class A,
0.870%, 7/14/28(a) ...............
251,301
126,976
OneMain Financial Issuance Trust, Series
2018-2A, Class A, 3.570%, 3/14/33(a) .
125,849
4,560
Santander Consumer Auto Receivables
Trust 2021-A, Series 2021-AA, Class
A3, 0.330%, 10/15/25(a) ...........
4,553
300,000
Santander Drive Auto Receivables Trust,
Series 2022-5, Class B, 4.430%, 3/15/27
296,443
300,000
Santander Drive Auto Receivables Trust,
Series 2023-5, Class A2, 6.310%,
7/15/27 .......................
301,109
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 209,048
Wheels SPV 2, LLC, Series 2020-1A,
Class A3, 0.620%, 8/20/29(a) ........
$ 207,100
375,000
World Omni Auto Receivables Trust, Series
2020-C, Class A4, 0.610%, 10/15/26 ..
361,704
151,988
World Omni Auto Receivables Trust, Series
2021-B, Class A3, 0.420%, 6/15/26 ...
148,244
236,966
World Omni Select Auto Trust, Series
2023-A, Class A2A, 5.920%, 3/15/27 ..
237,042
Total Asset Backed Securities
(Cost $4,945,690) ................ 4,962,060
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.0%
193,537
Fannie Mae, Series 2011-140, Class BH,
2.500%, 1/25/27 .................
188,635
608,692
Fannie Mae, Series 2015-80, Class VM,
3.000%, 8/25/34 .................
593,657
244,598
Freddie Mac, Series 4213, Class GV,
3.500%, 6/15/26 .................
240,385
308,051
Freddie Mac, Series 4841, Class PV,
4.500%, 11/15/29 ................
305,004
221,973
Ginnie Mae, Series 2013-144, Class GA,
2.500%, 12/20/40 ................
215,518
Total Collateralized Mortgage Obligations
(Cost $1,546,796) ................ 1,543,199
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 8.1%
172,000
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class C, 6.976%,
(TSFR1M plus 1.61%), 11/15/38(a)(b) .
168,654
101,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class B, 6.747%, (TSFR1M
plus 1.39%), 12/15/38(a)(b) .........
98,845
100,000
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4, 3.778%,
9/10/58 .......................
95,578
40,765
COMM 2013-CCRE12 Mortgage Trust,
Series 2013-CR12, Class A4, 4.046%,
10/10/46 .......................
39,117
245,000
COMM 2014-CCRE18 Mortgage Trust,
Series 2014-CR18, Class A5, 3.828%,
7/15/47 .......................
242,263
300,000
COMM Mortgage Trust, Series 2014-
CR16, Class A4, 4.051%, 4/10/47 .....
297,634
115,535
COMM Mortgage Trust, Series 2014-
UBS2, Class A5, 3.961%, 3/10/47 ....
115,333
154,820
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 6.796%, (TSFR1M
plus 1.43%), 11/15/38(a)(b) .........
151,322
300,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47 ..............
296,542

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 123,770
OPG Trust, Series 2021-PORT, Class
C, 6.308%, (TSFR1M plus 0.95%),
10/15/36(a)(b) ..................
$ 120,196
226,000
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.405%,
12/15/47 .......................
220,016
325,000
WFRBS Commercial Mortgage Trust,
Series 2014-C22, Class A5, 3.752%,
9/15/57 .......................
317,322
300,000
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class A5, 3.917%,
10/15/57 .......................
292,899
21,540
WFRBS Commercial Mortgage Trust,
Series 2014-LC14, Class A5, 4.045%,
3/15/47 .......................
21,483
Total Commercial Mortgage-Backed
Securities
(Cost $2,500,507) ................ 2,477,204
CORPORATE BONDS — 60.3%
Automobiles — 3.9%
250,000
American Honda Finance Corp., MTN,
0.550%, 7/12/24 ................. 243,664
200,000
Ford Motor Credit Co., LLC, 3.810%,
1/9/24 ........................ 199,909
250,000
General Motors Financial Co., Inc.,
5.986%, (SOFR plus 0.62%),
10/15/24(b) .................... 249,572
310,000
Hyundai Capital America, 1.000%,
9/17/24(a) ..................... 300,039
203,000
Mercedes-Benz Finance North America,
LLC, 3.650%, 2/22/24(a) ........... 202,528
1,195,712
Banks — 11.8%
250,000
Bank of New Zealand, 3.500%, 2/20/24(a) 249,325
250,000
BPCE SA, 4.625%, 7/11/24(a) ........ 247,268
325,000
Citigroup, Inc., 6.066%, (SOFR plus
0.69%), 10/30/24(c) .............. 325,182
250,000
Citizens Bank NA, BKNT, 4.119%, (SOFR
plus 1.40%), 5/23/25(d) ............ 243,989
250,000
Credit Suisse AG, 0.495%, 2/2/24 ...... 248,890
200,000
Federation des Caisses Desjardins du
Quebec, 5.827%, (SOFR plus 0.43%),
5/21/24(a)(b) ................... 199,923
250,000
Fifth Third Bancorp, 4.300%, 1/16/24 ... 249,687
250,000
Huntington National Bank (The), 4.008%,
(SOFR plus 1.21%), 5/16/25(d) ...... 246,297
300,000
JPMorgan Chase & Co., 0.563%, (SOFR
plus 0.42%), 2/16/25(d) ............ 297,993
250,000
KeyBank NA, BKNT, 5.734%,
(SOFRINDX plus 0.32%), 6/14/24(c) .. 247,225
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Banks — (continued)
$ 150,000
Macquarie Group, Ltd., 6.076%, (SOFR
plus 0.71%), 10/14/25(a)(b) ......... $ 149,007
250,000
Manufacturers & Traders Trust Co.,
2.900%, 2/6/25 .................. 242,297
250,000
Standard Chartered PLC, 0.991%, (1-Year
Treasury Constant Maturity plus 0.78%),
1/12/25(a)(c) ................... 249,635
400,000
Wells Fargo & Co., MTN, 0.805%, (SOFR
plus 0.51%), 5/19/25(d) ............ 392,153
3,588,871
Beverages — 0.8%
250,000
Constellation Brands, Inc., 4.750%,
11/15/24 ....................... 248,355
Capital Goods — 0.8%
250,000
Keysight Technologies, Inc., 4.550%,
10/30/24 ....................... 247,542
Communications Equipment — 1.2%
350,000
Cisco Systems, Inc., 3.625%, 3/4/24 .... 348,870
Diversified REITs — 0.7%
225,000
SBA Tower Trust, STEP, Series 2014-2A,
Class C, 3.869%, 10/15/49(a) ........ 221,232
Diversified Telecommunication Services — 0.7%
225,000
Sprint, LLC, 7.125%, 6/15/24 ......... 225,973
Electric Utilities — 11.3%
545,000
American Electric Power Co., Inc., 2.031%,
3/15/24(e) ..................... 540,523
325,000
CMS Energy Corp., 3.875%, 3/1/24 ..... 323,908
250,000
Dominion Energy, Inc., STEP, 3.071%,
8/15/24 ....................... 245,851
303,000
DTE Energy Co., STEP, Series C, 2.529%,
10/1/24 ....................... 295,858
300,000
Duke Energy Corp., 3.750%, 4/15/24 .... 298,354
300,000
Entergy Louisiana, LLC, 0.950%, 10/1/24 290,216
280,000
Georgia Power Co., Series A, 2.200%,
9/15/24 ....................... 272,908
85,000
NextEra Energy Capital Holdings, Inc.,
6.051%, 3/1/25 .................. 85,768
250,000
Niagara Mohawk Power Corp., 3.508%,
10/1/24(a) ..................... 245,494
300,000
Oncor Electric Delivery Co., LLC, 2.750%,
6/1/24 ........................ 296,254
250,000
Southern California Edison Co., 6.256%,
(SOFRINDX plus 0.83%), 4/1/24(b) ... 250,074
300,000
Vistra Operations Co., LLC, 4.875%,
5/13/24(a) ..................... 298,305
3,443,513
Energy Equipment & Services — 5.8%
250,000
DCP Midstream Operating L.P., 5.375%,
7/15/25 ....................... 250,141

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — (continued)
$ 300,000
Enbridge, Inc., 2.150%, 2/16/24 ....... $ 298,640
220,000
Energy Transfer L.P., 5.750%, 4/1/25 .... 220,088
250,000
Energy Transfer L.P., 5.875%, 1/15/24 ... 249,943
200,000
Kinder Morgan Energy Partners L.P.,
4.150%, 2/1/24 .................. 199,692
175,000
NuStar Logistics L.P., 5.750%, 10/1/25 .. 173,687
341,000
Penske Truck Leasing Co. L.P./PTL
Finance Corp., 3.450%, 7/1/24(a) ..... 336,838
47,000
Sabine Pass Liquefaction, LLC, 5.750%,
5/15/24 ....................... 46,973
1,776,002
Financial Services — 7.0%
300,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 1.650%,
10/29/24(e) ..................... 289,499
250,000
Air Lease Corp., MTN, 2.300%, 2/1/25 .. 241,202
290,000
Blue Owl Capital Corp., 5.250%, 4/15/24 . 289,134
270,000
BNP Paribas SA, 3.375%, 1/9/25(a) ..... 264,352
400,000
Morgan Stanley, Series I, 0.864%, (SOFR
plus 0.75%), 10/21/25(d)(f) ......... 384,272
345,000
NatWest Group PLC, 4.269%, (LIBOR
USD 3-Month plus 1.76%), 3/22/25(d) . 343,791
74,000
OneMain Finance Corp., 6.875%, 3/15/25 74,909
250,000
Sumitomo Mitsui Financial Group, Inc.,
4.436%, 4/2/24(a) ................ 249,001
2,136,160
Gas Utilities — 0.9%
271,000
Sempra, 3.300%, 4/1/25 ............. 264,438
Health Care Providers & Services — 1.6%
250,000
Amgen, Inc., 3.625%, 5/22/24 ......... 247,995
250,000
Pfizer Investment Enterprises Pte, Ltd.,
4.650%, 5/19/25 ................. 249,180
497,175
Industrial REITs — 0.7%
205,000
Public Storage Operating Co., 5.844%,
(SOFR plus 0.47%), 4/23/24(b) ...... 204,988
Insurance — 5.4%
300,000
Athene Global Funding, 2.750%,
6/25/24(a) ..................... 295,093
75,000
Brighthouse Financial Global Funding,
6.126%, (SOFR plus 0.76%), 4/12/24(a)
(b) ........................... 74,846
200,000
GA Global Funding Trust, 0.800%,
9/13/24(a) ..................... 192,179
272,000
John Hancock Life Insurance Co., 7.375%,
2/15/24(a) ..................... 272,337
300,000
Nationwide Mutual Insurance Co., 7.936%,
(LIBOR USD 3-Month plus 2.29%),
12/15/24(a)(c) ................... 299,704
250,000
Protective Life Global Funding, 0.473%,
1/12/24(a) ..................... 249,673
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 250,000
Symetra Financial Corp., 4.250%, 7/15/24 $ 246,834
1,630,666
Oil, Gas & Consumable Fuels — 0.8%
250,000
Hess Corp., 3.500%, 7/15/24 .......... 247,018
Semiconductors & Semiconductor Equipment
— 1.6%
250,000
Microchip Technology, Inc., 0.983%,
9/1/24 ........................ 242,215
250,000
Xilinx, Inc., 2.950%, 6/1/24 .......... 247,252
489,467
Software — 2.9%
300,000
Hewlett Packard Enterprise Co., 5.900%,
10/1/24 ....................... 300,799
305,000
Take-Two Interactive Software, Inc.,
3.300%, 3/28/24 ................. 303,081
275,000
VMware, LLC, 1.000%, 8/15/24 ....... 267,083
870,963
Specialty Retail — 0.5%
161,000
Nordstrom, Inc., 2.300%, 4/8/24 ....... 158,801
Telecommunication Services — 0.6%
187,501
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(a) ........... 185,893
Tobacco — 1.3%
145,000
BAT Capital Corp., 3.222%, 8/15/24 .... 142,634
250,000
Philip Morris International, Inc., 2.875%,
5/1/24 ........................ 247,675
390,309
Total Corporate Bonds
(Cost $18,356,491) ............... 18,371,948
U.S. GOVERNMENT AGENCIES — 2.6%
Federal Home Loan Banks
—
2.6%
810,000
0.440%, 9/23/24 ................... 783,948
Total U.S. Government Agencies
(Cost $786,391) ................. 783,948
U.S. TREASURY BILLS — 5.0%
730,000
5.319%, 1/4/24(g) ................ 729,788
800,000
5.430%, 3/7/24(g) ................ 792,480
Total U.S. Treasury Bills
(Cost $1,521,889) ................ 1,522,268

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)
December 31, 2023 (Unaudited)
Continued
Shares Fair Value
MONEY MARKET FUND — 3.5%
1,062,379
Federated Treasury Obligations Fund,
Institutional Shares, 5.22%(h) .......
$ 1,062,379
Total Money Market Fund
(Cost $1,062,379) ................ 1,062,379
Total Investments — 100.8%
(Cost $30,720,143) ............................ 30,723,006
Net Other Assets (Liabilities) — (0.8)% .............. (246,774)
NET ASSETS — 100.0% .......................
$ 30,476,232
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2023. The maturity date reflected is the final maturity date.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2023. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(f) Represents securities purchased on a when-issued basis. At December
31, 2023, total cost of investments purchased on a when-issued basis was
$384,288.
(g) Yield to maturity at time of purchase.
(h) Represents the current yield as of report date.
BKNT Bank Note
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund
December 31, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Ultra Short Bond Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
December 31, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Ultra Short Bond Fund ................ $ 1,062,379(a) $ 29,660,627(b) $ — $ 30,723,006
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Ultra Short Bond Fund — (continued)
December 31, 2023 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.